Derivative Instruments - Schedule of Derivative-Related Credit Risk (Detail) - CAD ($) $ in Millions		Oct. 31, 2022		Oct. 31, 2021
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost	[1]	$ 17,511		$ 18,699
Derivative credit risk equivalents	[1]	50,096		55,575
Derivative credit risk weighted assets		7,879		10,066
Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	5,525		3,414
Derivative credit risk equivalents before master netting agreements	[1]	11,389		9,807
Derivative credit risk weighted assets before master netting agreements		1,319		2,402
Interest rate contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	5,128		3,339
Derivative credit risk equivalents before master netting agreements	[1]	10,792		9,658
Derivative credit risk weighted assets before master netting agreements		1,307		2,399
Interest rate contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	397		75
Derivative credit risk equivalents before master netting agreements	[1]	597		149
Derivative credit risk weighted assets before master netting agreements		12		3
Interest rate contract [member] | Written put options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	4		20
Derivative credit risk equivalents before master netting agreements	[1]	131		105
Derivative credit risk weighted assets before master netting agreements		67		70
Interest rate contract [member] | Written put options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	7		2
Derivative credit risk equivalents before master netting agreements	[1]	11		4
Interest rate contract [member] | Futures contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	231		71
Derivative credit risk equivalents before master netting agreements	[1]	359		141
Derivative credit risk weighted assets before master netting agreements		7		3
Interest rate contract [member] | Swap contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	4,133		2,636
Derivative credit risk equivalents before master netting agreements	[1]	8,718		6,936
Derivative credit risk weighted assets before master netting agreements		764		1,422
Interest rate contract [member] | Forward rate agreements [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	943		667
Derivative credit risk equivalents before master netting agreements	[1]	1,773		2,545
Derivative credit risk weighted assets before master netting agreements		430		826
Interest rate contract [member] | Purchased options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	48		16
Derivative credit risk equivalents before master netting agreements	[1]	170		72
Derivative credit risk weighted assets before master netting agreements		46		81
Interest rate contract [member] | Purchased options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	159		2
Derivative credit risk equivalents before master netting agreements	[1]	227		4
Derivative credit risk weighted assets before master netting agreements		5
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[2]	4,225	[1]	2,002
Derivative credit risk equivalents before master netting agreements	[2]	14,657	[1]	11,704
Derivative credit risk weighted assets before master netting agreements	[2]	2,330		2,013
Foreign exchange contracts [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1],[2]	4,218		1,960
Derivative credit risk equivalents before master netting agreements	[1],[2]	14,643		11,643
Derivative credit risk weighted assets before master netting agreements	[2]	2,330		2,012
Foreign exchange contracts [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1],[2]	7		42
Derivative credit risk equivalents before master netting agreements	[1],[2]	14		61
Derivative credit risk weighted assets before master netting agreements	[2]			1
Foreign exchange contracts [member] | Written put options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1],[2]	2		11
Derivative credit risk equivalents before master netting agreements	[1],[2]	88		115
Derivative credit risk weighted assets before master netting agreements	[2]	30		38
Foreign exchange contracts [member] | Written put options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1],[2]	7		26
Derivative credit risk equivalents before master netting agreements	[1],[2]	10		37
Derivative credit risk weighted assets before master netting agreements	[2]			1
Foreign exchange contracts [member] | Futures contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1],[2]			1
Derivative credit risk equivalents before master netting agreements	[1],[2]	2		2
Foreign exchange contracts [member] | Swap contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1],[2]	1,645		1,087
Derivative credit risk equivalents before master netting agreements	[1],[2]	5,535		4,609
Derivative credit risk weighted assets before master netting agreements	[2]	880		987
Foreign exchange contracts [member] | Forward rate agreements [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1],[2]	2,250		769
Derivative credit risk equivalents before master netting agreements	[1],[2]	8,339		6,649
Derivative credit risk weighted assets before master netting agreements	[2]	1,237		883
Foreign exchange contracts [member] | Purchased options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1],[2]	321		93
Derivative credit risk equivalents before master netting agreements	[1],[2]	681		270
Derivative credit risk weighted assets before master netting agreements	[2]	183		104
Foreign exchange contracts [member] | Purchased options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1],[2]			15
Derivative credit risk equivalents before master netting agreements	[1],[2]	2		22
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	5,502		8,666
Derivative credit risk equivalents before master netting agreements	[1]	10,524		15,651
Derivative credit risk weighted assets before master netting agreements		1,643		2,750
Commodity contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	3,721		5,900
Derivative credit risk equivalents before master netting agreements	[1]	7,446		10,959
Derivative credit risk weighted assets before master netting agreements		1,582		2,656
Commodity contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	1,781		2,766
Derivative credit risk equivalents before master netting agreements	[1]	3,078		4,692
Derivative credit risk weighted assets before master netting agreements		61		94
Commodity contract [member] | Written put options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	126		6
Derivative credit risk equivalents before master netting agreements	[1]	403		175
Derivative credit risk weighted assets before master netting agreements		107		51
Commodity contract [member] | Written put options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	303		463
Derivative credit risk equivalents before master netting agreements	[1]	471		727
Derivative credit risk weighted assets before master netting agreements		9		15
Commodity contract [member] | Futures contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	1,122		1,829
Derivative credit risk equivalents before master netting agreements	[1]	2,055		3,244
Derivative credit risk weighted assets before master netting agreements		41		65
Commodity contract [member] | Swap contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	3,160		4,357
Derivative credit risk equivalents before master netting agreements	[1]	6,107		8,183
Derivative credit risk weighted assets before master netting agreements		1,281		2,148
Commodity contract [member] | Purchased options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	435		1,537
Derivative credit risk equivalents before master netting agreements	[1]	936		2,601
Derivative credit risk weighted assets before master netting agreements		194		457
Commodity contract [member] | Purchased options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	356		474
Derivative credit risk equivalents before master netting agreements	[1]	552		721
Derivative credit risk weighted assets before master netting agreements		11		14
Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	2,162		4,340
Derivative credit risk equivalents before master netting agreements	[1]	12,964		17,692
Derivative credit risk weighted assets before master netting agreements		2,484		2,822
Equity contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	582		467
Derivative credit risk equivalents before master netting agreements	[1]	9,076		9,754
Derivative credit risk weighted assets before master netting agreements		2,406		2,663
Equity contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	1,580		3,873
Derivative credit risk equivalents before master netting agreements	[1]	3,888		7,938
Derivative credit risk weighted assets before master netting agreements		78		159
Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	97		277
Derivative credit risk equivalents before master netting agreements	[1]	562		721
Derivative credit risk weighted assets before master netting agreements		$ 103		$ 79

[1]	Replacement cost and credit risk equivalent are presented after the impact of master netting agreements and calculated using the Standardized Approach Counterparty Credit Risk (SA-CCR) in accordance with the Capital Adequacy Requirements (CAR) Guideline issued by OSFI. The table therefore excludes loan commitment derivatives.
[2]	Gold contracts are included in foreign exchange contracts.